PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details) $ / shares in Units, $ in Millions					12 Months Ended			102 Months Ended
	Dec. 05, 2025 shares beneficiary $ / shares	Dec. 05, 2024 shares beneficiary $ / shares	Dec. 08, 2023 shares beneficiary $ / shares	Dec. 13, 2022 shares beneficiary $ / shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)								8,978,870
Number of shares outstanding (in shares)					8,453,270
Number of shares forfeited (in shares)					505,681
Number of shares exited (in shares)					19,919
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares								$ 21.86
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares								$ 42.62
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					1,032,150	1,636,575	1,269,300
Fair value price per granted share (USD per share) | $ / shares					$ 42.62	$ 25.33	$ 25.58
Number of shares outstanding (in shares)					3,700,175	3,628,375	2,757,800	3,628,375	2,837,150
Number of shares forfeited (in shares)					213,056	130,724	116,576
Number of shares exited (in shares)					747,294	635,276	1,232,074
PSU / Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					1,223,097	1,906,781	1,127,673
Fair value price per granted share (USD per share) | $ / shares					$ 41.30	$ 23.70	$ 21.86
Number of shares outstanding (in shares)					4,753,095	4,292,511	3,294,302	4,292,511	3,693,496
Number of shares forfeited (in shares)					298,356	342,841	92,616
Number of shares exited (in shares)					464,157	565,731	1,434,251
PSU and RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $					$ 56	$ 37	$ 39
Grant date December 5, 2025, Maturity due December 2028 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	1,032,150
Number of beneficiaries | beneficiary	1,103
Fair value price per granted share (USD per share) | $ / shares	$ 42.62
Number of shares outstanding (in shares)					1,032,150
Number of shares forfeited (in shares)					0
Number of shares exited (in shares)					0
Grant date December 5, 2025, Maturity due January 2029 | PSU / Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	1,220,027
Number of beneficiaries | beneficiary	856
Fair value price per granted share (USD per share) | $ / shares	$ 41.33
Number of shares outstanding (in shares)					1,220,027
Number of shares forfeited (in shares)					0
Number of shares exited (in shares)					0
Grant date December 5, 2024, Maturity due December 2027 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		1,636,575
Number of beneficiaries | beneficiary		1,092
Fair value price per granted share (USD per share) | $ / shares		$ 25.33
Number of shares outstanding (in shares)					1,548,975
Number of shares forfeited (in shares)					84,176
Number of shares exited (in shares)					3,424
Grant date December 5, 2024, Maturity due January 2028 | PSU / Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		1,906,781
Number of beneficiaries | beneficiary		849
Fair value price per granted share (USD per share) | $ / shares		$ 23.70
Number of shares outstanding (in shares)					1,851,381
Number of shares forfeited (in shares)					55,400
Number of shares exited (in shares)					0
Grant date December 8, 2023, maturity due December 2026 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			1,269,300
Number of beneficiaries | beneficiary			958
Fair value price per granted share (USD per share) | $ / shares			$ 25.58
Number of shares outstanding (in shares)					1,119,050
Number of shares forfeited (in shares)					133,755
Number of shares exited (in shares)					16,495
Grant date December 8, 2023, maturity due January 2027 | PSU / Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			1,127,673
Number of beneficiaries | beneficiary			258
Fair value price per granted share (USD per share) | $ / shares			$ 21.86
Number of shares outstanding (in shares)					1,003,473
Number of shares forfeited (in shares)					124,200
Number of shares exited (in shares)					0
Grant date December 13, 2022, maturity due January 2026 | PSU / Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				786,364
Number of beneficiaries | beneficiary				244
Fair value price per granted share (USD per share) | $ / shares				$ 23.43
Number of shares outstanding (in shares)					678,214
Number of shares forfeited (in shares)					108,150
Number of shares exited (in shares)					0